Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Obligation and Funded Status

The measurement date used to determine pension obligations is December 31. The following table sets forth the plans’ status (in millions.)

	December 31,
	2014	2013
Accumulated benefit obligation	$323.7	$283.6

Change in projected benefit obligations:
Projected benefit obligations at beginning of year	$284.0	$326.6
Service cost	0.7	0.9
Interest cost	13.0	11.8
Actuarial loss (gain)	38.9	(42.6)
Plan curtailment and settlements	—	(0.4)
Benefits paid	(12.3)	(12.3)
Currency translation adjustment	(0.1)	—

Projected benefit obligations at end of year	324.2	284.0

Change in plan assets:
Fair value of plan assets at beginning of year	235.0	219.9
Actual return on plan assets	15.6	23.9
Employer contributions	3.8	3.5
Benefits paid	(12.3)	(12.3)
Currency translation adjustment	(0.2)	—

Plan assets at end of year	241.9	235.0

Funded status, net	$(82.3)	$(49.0)

Amounts recognized in the consolidated balance sheets consist of:
“Other long-term assets”	$0.5	$0.6
“Accrued expenses and other current liabilities”	(0.1)	—
“Pension and other post-retirement liabilities”	(82.7)	(49.6)

	$(82.3)	$(49.0)

Accumulated Other Comprehensive Loss

Amounts recognized in accumulated other comprehensive loss consisted of (in millions):

	December 31, 2013	2014 Additions	December 31, 2014
Net actuarial loss	$(6.8)	$(38.3)	$(45.1)
Deferred income tax benefit	2.6	14.6	17.2

Accumulated other comprehensive loss	$(4.2)	$(23.7)	$(27.9)

	December 31, 2012	2013 Additions	December 31, 2013
Net actuarial loss	$(61.9)	$55.1	$(6.8)
Deferred income tax benefit	23.6	(21.0)	2.6

Accumulated other comprehensive loss	$(38.3)	$34.1	$(4.2)

Assumptions Used in Determine Benefit Obligation and Net Periodic Pension Expenses

The following assumptions were used in determining the benefit obligations and net periodic pension expense:

	2014	2013	2012
Weighted Average:
Discount rate to determine benefit obligations	4.2%	4.7%	3.7%
Discount rate to determine net costs	4.7%	3.7%	4.6%
Rate of future compensation increases to determine benefit obligation	4.5%	4.5%	4.5%
Rate of future compensation increases to determine net cost	4.5%	4.5%	3.2%
Rate of return on plan assets to determine net cost	7.4%	7.6%	7.8%

Strategic Target and Permitted Range of Holdings

The “Weighted Average Strategic Target” in the following table represents the weighted average of the aggregated Holdings’ plans. The “Permitted Range” anticipates the fluctuation in allocations and provides flexibility for the professional managers’ portfolios to vary around the target without a mandatory immediate rebalancing.

	Strategic Target	Permitted Range
U.S. equities	50%	45% to 55%
Non- U.S. equities	20%	15% to 25%
Fixed income	20%	15% to 40%
Real assets	10%	0% to 15%

	100%

Fair Value of Plan Assets

The fair value of the plan assets are presented below (in millions).

	December 31, 2014
	Level 1	Level 2	Level 3	Total Fair Value
Cash and cash equivalents	$—	$215.0	$—	$215.0
Real assets	—	—	26.9	26.9

	$—	$215.0	$26.9	$241.9

	December 31, 2013
	Level 1	Level 2	Level 3	Total Fair Value
U.S. equities
Large Cap Indexed	$—	$79.7	$—	$79.7
Small and Mid-Cap Growth	—	7.6	—	7.6
Small and Mid-Cap Value	—	4.0	—	4.0

Total U.S. equities	—	91.3	—	91.3

Non-U.S. equities	—	47.2	—	47.2
Fixed income
Short & Mid Duration	—	5.1	—	5.1
Long Duration	—	0.2	—	0.2
Long Duration Indexed	—	67.7	—	67.7

Total fixed income	—	73.0	—	73.0

Real assets	—	—	23.5	23.5

	$—	$211.5	$23.5	$235.0

Changes in Plan Assets	The changes in Level 3 investments are presented below (in millions):

January 1, 2014	$23.5
Purchases	0.4
Net unrealized gains	3.0

December 31, 2014	$26.9

Future Expected Pension Benefit Payments	The future expected pension benefit payments are as follows (in millions):

Expected Pension Benefit Payments
2015	$13.1
2016	13.6
2017	14.2
2018	14.8
2019	15.4
5 years thereafter	88.0

Information for Post-Retirement Plans

The following table presents information for the post-retirement plans (in millions):

	December 31,
	2014	2013
Change in benefit obligations
Benefit obligations at beginning of year	$13.4	$14.9
Service cost	0.4	0.5
Interest cost	0.6	0.6
Actuarial loss (gain)	2.5	(2.1)
Benefit paid	(0.9)	(0.5)

Benefit obligations at end of year	$16.0	$13.4

Obligation

The obligation was included in the consolidated balance sheets as follows (in millions):

	December 31,
	2014	2013
Obligation included in “Accrued expenses and other current liabilities”	$1.0	$0.7
Obligation included in “Pension and other post-retirement liabilities”	15.0	12.7

	$16.0	$13.4

Assumptions Used in Determine Benefit Obligations and Net Periodic Post-Retirement Plan Expense

The following assumptions were used in determining the benefit obligations and net periodic post-retirement plan expense:

	2014	2013	2012
Weighted average discount rate to determine benefit obligations	4.2%	4.7%	3.8%
Weighted average discount rate to determine net costs	4.7%	3.8%	4.6%

Expected Future Post-Retirement Benefit Payments	The expected future post-retirement benefit payments are as follows (in millions):

Expected Post-retirement Benefit Payments
2015	$1.0
2016	0.9
2017	0.9
2018	0.9
2019	0.8
5 years thereafter	5.2

Defined Benefit Pension Plans [Member]
Component of Net Periodic Pension Expense and Post-Retirement Benefit Cost

The components of net periodic pension expense were as follows (in millions):

	Year Ended December 31,
	2014	2013	2012
Service cost	$0.7	$0.9	$0.7
Interest cost	13.0	11.8	12.8
Expected return on plan assets	(15.0)	(15.2)	(15.6)
Amortization of unrecognized loss	—	3.8	0.5
Curtailment and settlement (gains) losses recognized	—	(0.4)	1.3

	$(1.3)	$0.9	$(0.3)

Other Post-retirement Benefit Plans [Member]
Component of Net Periodic Pension Expense and Post-Retirement Benefit Cost

The components of net periodic post-retirement benefit cost were as follows (in millions):

	Year Ended December 31,
	2014	2013	2012
Service cost	$0.4	$0.5	$0.4
Interest cost	0.6	0.6	0.5
Amortization of prior service costs	0.1	0.1	—
Amortization of unrecognized loss	—	0.2	0.1

	$1.1	$1.4	$1.0